NATURE OF OPERATIONS AND GOING CONCERN	12 Months Ended
Dec. 31, 2022
Nature Of Operations And Going Concern
NATURE OF OPERATIONS AND GOING CONCERN

1. NATURE OF OPERATIONS AND GOING CONCERN

Avricore Health Inc. (the “Company”) was incorporated under the Company Act of British Columbia on May 30, 2000. The Company’s common shares trade on the TSX Venture Exchange (the “Exchange”) under the symbol “AVCR” and are quoted on the OTCIQ Market as “NUVPF”. The Company’s registered office is at 700 – 1199 West Hastings Street, Vancouver, British Columbia, V6E 3T5.

The Company is involved in the business of health data and point-of-care technologies (“POCT”).

The consolidated financial statements have been prepared on the basis of accounting principles applicable to a going concern, which assumes that the Company will continue in operations for the foreseeable future and be able to realize assets and satisfy liabilities in the normal course of business. The Company has always experienced operating losses and negative operating cash flows. Operations have historically been funded by the issuance of share capital but there is no guarantee that such funding will be available in the future. These conditions indicate the existence of material uncertainty that may cast substantial doubt on the Company’s ability to continue as a going concern

The continuation of the Company as a going concern is dependent upon its ability to generate revenue from its operations, or raise additional financing to cover ongoing cash requirements. The consolidated financial statements do not reflect any adjustments, which could be material, to the carrying values of assets and liabilities, which may be required should the Company be unable to continue as a going concern.

	December 31, 2022	December 31, 2021	December 31, 2020
	$	$	$
Deficit	(31,034,345)	(30,216,117)	(28,507,985)